Note 4 - Business Combinations - Acquisition Method of Business Combination and Schedule of Net Assets Acquired (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Business Combination [Line Items]
Goodwill	$ 1,219,134	$ 1,219,134
Finite-Lived Intangible Assets, Net	3,919,717	705,000
Simplified Companies [Member]
Business Combination [Line Items]
Goodwill	1,219,134	1,219,134
Other Finite-Lived Intangible Assets, Gross	48,862	48,862
Finite-Lived Intangible Assets, Net	900,000	900,000
Acquired Finite-Lived Intangible Asset, Residual Value	$ 2,167,996	$ 2,167,996